SCHEDULE OF REVENUE GEOGRAPHY (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Total revenue by region	$ 700,575	$ 540,747	$ 1,166,126	$ 894,728
UNITED STATES
Segment Reporting [Line Items]
Total revenue by region	638,273	480,678	1,066,415	801,170
CANADA
Segment Reporting [Line Items]
Total revenue by region	$ 62,302	$ 60,069	$ 99,711	$ 93,558